INTANGIBLE ASSETS AND GOODWILL (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS AND GOODWILL
Balance, beginning	$ 1,484,966	$ 1,484,966	$ 1,484,966
2024 Acquisitions	0	0	0
Balance, ending	$ 1,484,966	$ 1,484,966	$ 1,484,966